Intangible assets (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Right-of-use amortization	R$ (96,429)	R$ (105,551)	R$ (75,041)
Financial result – interest expense and inflation adjustment	(75,108)	(72,050)	(68,730)
Short-term and low-value lease expenses	(26,776)	(25,365)	(22,467)
Decrease of the income of the year	R$ (198,313)	R$ (202,966)	R$ (166,238)